Loans - Composition of Loan Portfolio By Class of Loan (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		$ 66,585	$ 95,358
Impaired Financing Receivable, Recorded Investment		56,564	70,426	$ 80,664
Impaired Financing Receivable, Related Allowance		684	548
Loan Balance		5,372,483	5,271,857
Accrued Interest Receivable		16,659	14,973
Recorded Investment		5,389,142	5,286,830
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		18,039	20,624	30,595
Loan Balance	[1]	1,053,453	994,619
Accrued Interest Receivable	[1]	4,413	3,558
Recorded Investment	[1]	1,057,866	998,177
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		18,142	24,474	18,025
Loan Balance	[1]	1,167,607	1,155,703
Accrued Interest Receivable	[1]	4,283	4,161
Recorded Investment	[1]	1,171,890	1,159,864
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		181,470	188,945
Recorded Investment		182,017	189,466
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		1,324	2,226	6,720
Loan Balance		125,389	135,343
Accrued Interest Receivable		401	398
Recorded Investment		125,790	135,741
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		52,203	48,699
Accrued Interest Receivable		133	106
Recorded Investment		52,336	48,805
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		3,878	4,903
Accrued Interest Receivable		13	17
Recorded Investment		3,891	4,920
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		19,059	23,102	$ 25,324
Loan Balance		393,094	406,687
Accrued Interest Receivable		1,029	940
Recorded Investment		394,123	407,627
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,110,426	1,169,495
Accrued Interest Receivable		1,516	1,459
Recorded Investment		1,111,942	1,170,954
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		203,178	212,441
Accrued Interest Receivable		974	853
Recorded Investment		204,152	213,294
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		18,526	19,874
Accrued Interest Receivable		53	67
Recorded Investment		18,579	19,941
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,241,736	1,120,850
Accrued Interest Receivable		3,808	3,385
Recorded Investment		1,245,544	1,124,235
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		2,993	3,243
Accrued Interest Receivable		36	29
Recorded Investment		3,029	3,272
Financing Receivable With No Related Allowance Recorded [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		19,899	41,075
Impaired Financing Receivable, Recorded Investment		14,704	19,965
Financing Receivable With No Related Allowance Recorded [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		18,974	23,961
Impaired Financing Receivable, Recorded Investment		18,060	23,474
Financing Receivable With No Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		2,788	3,662
Impaired Financing Receivable, Recorded Investment		1,324	2,226
Financing Receivable With No Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		19,346	24,409
Impaired Financing Receivable, Recorded Investment		19,012	22,687
Financing Receivable With Related Allowance Recorded [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		5,394	810
Impaired Financing Receivable, Recorded Investment		3,335	659
Impaired Financing Receivable, Related Allowance		681	152
Financing Receivable With Related Allowance Recorded [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		137	1,014
Impaired Financing Receivable, Recorded Investment		82	1,000
Impaired Financing Receivable, Related Allowance		2	309
Financing Receivable With Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		47	427
Impaired Financing Receivable, Recorded Investment		47	415
Impaired Financing Receivable, Related Allowance		$ 1	$ 87

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.